Group statement of financial position - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Goodwill and other intangible assets	$ 1,195	$ 1,293
Property, plant and equipment	137	201
Right-of-use assets	274	303
Investment in associates and joint ventures	77	81
Retirement benefit assets	2	0
Other financial assets	173	168
Derivative financial instruments	0	5
Deferred compensation plan investments	256	236
Non-current tax receivable	1	15
Deferred tax assets	147	113
Contract costs	72	70
Contract assets	316	311
Total non-current assets	2,650	2,796
Inventories	4	5
Trade and other receivables	574	514
Current tax receivable	1	18
Other financial assets	2	1
Cash and cash equivalents	1,450	1,675
Contract costs	5	5
Contract assets	30	25
Total current assets	2,066	2,243
Total assets	4,716	5,039
LIABILITIES
Loans and other borrowings	(292)	(869)
Lease liabilities	(35)	(34)
Trade and other payables	(579)	(466)
Deferred revenue	(617)	(452)
Provisions	(49)	(16)
Current tax payable	(52)	(30)
Total current liabilities	(1,624)	(1,867)
Loans and other borrowings	(2,553)	(2,898)
Lease liabilities	(384)	(416)
Derivative financial instruments	(62)	(18)
Retirement benefit obligations	(92)	(103)
Deferred compensation plan liabilities	(256)	(236)
Trade and other payables	(89)	(94)
Deferred revenue	(996)	(1,117)
Provisions	(41)	(44)
Deferred tax liabilities	(93)	(95)
Total non-current liabilities	(4,566)	(5,021)
Total liabilities	(6,190)	(6,888)
Net assets (liabilities)	(1,474)	(1,849)
EQUITY
IHG shareholders' equity	(1,481)	(1,857)
Non-controlling interest	7	8
Total equity	$ (1,474)	$ (1,849)